UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2023
Kingsbarn Tactical Bond ETF

Item #1(a). Reports to Stockholders.

SEMI-ANNUAL REPORT

For the Six Months Ended May 31, 2023 (unaudited)

Kingsbarn Tactical Bond ETF
(KDRN)

The Kingsbarn Tactical Bond ETF’s (the “Fund”) summary prospectus and prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s summary prospectus or prospectus containing this and other important information, please call 866-788-7878. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kingsbarn Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of May 31, 2023 and are subject to change at any time. For most recent information, please call 866-788-7878.

KINGSBARN TACTICAL BOND ETF

Important Disclosure Statement

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Portfolio Composition as of May 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Exchange Traded Funds:
Government	20.15%
Municipals	20.09%
Ultra Short Bond	19.88%
Corporate	19.71%
Inflation Protected	14.85%
94.68%

Futures unrealized appreciation	0.72%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments
May 31, 2023 (unaudited)

		Shares	Value
94.68%	EXCHANGE TRADED FUNDS

19.71%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$226,002

20.15%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	2,356	231,029

20.09%	MUNICIPALS
	iShares National Muni Bond ETF	2,450	230,251

14.85%	INFLATION PROTECTED
	iShares TIPS ETF	1,572	170,248

19.88%	ULTRA SHORT BOND
	iShares 0-3 Month Treasury Bond ETF	2,266	227,937

94.68%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,096,981)		1,085,467

94.68%	TOTAL INVESTMENTS
	(Cost: $1,096,981)		1,085,467
5.32%	Other assets, net of liabilities		60,989
100.00%	NET ASSETS		$1,146,456

Schedule of Futures Contracts

Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
4	10-Year US Treasury Note Futures	September 21, 2023	$(466,110)	$(457,875)	$8,235

0.72% TOTAL FUTURES CONTRACTS			$(466,110)	$(457,875)	$8,235

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of Assets and LiabilitiesMay 31, 2023 (unaudited)

ASSETS
Investments at value (cost of $1,096,981) (Note 1)	$1,085,467
Cash	22,631
Cash at Broker	31,057
Unrealized appreciation of open futures contracts	8,235
TOTAL ASSETS	1,147,390

LIABILITIES
Accrued advisory fees	934
TOTAL LIABILITIES	934
NET ASSETS	$1,146,456

Net Assets Consist of:
Paid-in capital	$1,364,310
Distributable earnings (accumulated deficits)	(217,854)
Net Assets	$1,146,456

NET ASSET VALUE PER SHARE
Net Assets	$1,146,456
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	50,000
Net Asset Value and Offering Price Per Share	$22.93

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of OperationsFor the six months ended May 31, 2023 (unaudited)

INVESTMENT INCOME
Dividend income	$18,470
Total investment income	18,470

EXPENSES
Advisory fees (Note 2)	6,289
Total expenses	6,289
Advisory fee waivers (Note 2)	(1,509)
Net expenses	4,780
Net investment income (loss)	13,690

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(122,366)
Long term capital gains from underlying investment companies	—
Net realized gain (loss) on futures contracts	21,679
Net realized gain (loss) on investments and futures contracts	(100,687)

Net change in unrealized appreciation (depreciation) of investments	127,782
Net change in unrealized appreciation (depreciation) on futures contracts	10,133

Net change in unrealized appreciation (depreciation) of investments and futures contracts	137,915

Net realized and unrealized gain (loss)	37,228

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$50,918

(1)Included realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statements of Changes in Net Assets

	For the six months ended May 31, 2023 (unaudited)	For the period ended November 30, 2022*
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$13,690	$36,447
Net realized gain (loss) on investments, capital gains and futures contracts	(100,687)	(227,033)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and futures contracts	137,915	(141,194)
Increase (decrease) in net assets from operations	50,918	(331,780)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(7,384)	(35,744)
Decrease in net assets from distributions	(7,384)	(35,744)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,697,814	5,316,290
Shares redeemed	(1,685,719)	(3,857,939)
Increase (decrease) in net assets from capital stock transactions	12,095	1,458,351

NET ASSETS
Increase (decrease) during period	55,629	1,090,827
Beginning of period	1,090,827	—
End of period	$1,146,456	$1,090,827

*The Fund commenced operations on December 20, 2021.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	For the six months ended May 31, 2023 (unaudited)	December 20, 2021* through November 30, 2022
Net asset value, beginning of period	$21.82	$25.00
Investment activities
Net investment income (loss)(1)	0.30	0.38
Net realized and unrealized gain (loss) on investments	0.96	(3.22)
Total from investment activities	1.26	(2.84)
Distributions
Net investment income	(0.15)	(0.34)
Total distributions	(0.15)	(0.34)
Net asset value, end of period	$22.93	$21.82

Total Return(2)	5.81%	(11.28%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.25%	1.25%
Expenses, net of waiver (Note 2)	0.95%	0.95%
Net investment income (loss)	2.72%	1.76%
Portfolio turnover rate(4)	96.54%	66.77%
Net assets, end of period (000’s)	$1,146	$1,091

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*Commencement of Operations.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial StatementsMay 31, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Tactical Bond ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933. The Fund commenced operations on December 20, 2021.

The Fund’s objective is to maximize total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities, including ETF’s, are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last quoted bid prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of May 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$1,085,467	$—	$—	$1,085,467
	$1,085,467	$—	$—	$1,085,467
Other Financial Instruments
Futures Contracts*	$8,235	$—	$—	$8,235

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended May 31, 2023. The Fund held no Level 3 securities at any time during the six months ended May 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Long-term capital gain distributions from underlying funds are classified to realized gains for financial reporting purposes.

Cash

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral. As of May 31, 2023, $31,057 of the Fund’s cash was deposited with a broker. During the six months ended May 31, 2023, there were no amounts due to broker.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended May 31, 2023, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund may purchase derivative instruments or engage in transactions in derivative transactions, including swaps, futures contracts and options on futures contracts. The Fund will generally use the forgoing instruments to hedge against interest rate and/or credit risks. The Fund may use forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend their portfolio securities to generate additional income. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning its use of derivatives. The following are the derivatives held by the Fund on May 31, 2023:

Fair Value Assets Derivatives
Futures Contracts Written	$8,235	*

*Statement of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is interest rate risk for the Fund for the six months ended May 31, 2023 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Futures Contracts Purchased	$6,074		$—
Futures Contracts Written	15,605		10,133
	$21,679	*	$10,133	**

*Statements of Operations location: Net realized gain (loss) on futures contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

The following indicates the average monthly volume for the six months ended May 31, 2023 is as follows:

Average monthly notional value of:
Derivative	Notional Value
Futures Contracts Purchased	$686,913
Futures Contracts Written	(475,195)

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Tactical Bond ETF	10,000	$250	$229,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Trust’s Board of Trustees; and (iii) is responsible for oversight of the subadvisor. For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, of 1.25% of the Fund’s daily net assets. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Fund, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.95% of the daily net assets of the Fund until March 31, 2024 and the Advisor may not terminate this arrangement prior to that date.

The Advisor retained Vident Advisory, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. On, or about, March 24, 2023, the Fund, the Sub-Advisor and the Trust entered into an interim sub-investment advisory agreement

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

(“Interim Agreement”). (See Note 7 below). Pursuant to the Interim Agreement, the Sub-Advisor will continue to assist the Advisor in providing day-to-day management of the Fund’s portfolio. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the annual rate of 0.045% on assets up to $250,000,000, 0.040% on assets from $250,000,000 to $500,000,000, and 0.035% on assets in excess of $500,000,000, subject to a minimum annual fee of $25,000. If the Advisor and Trust elect to have the Sub-Advisor manage the strategy through the use of individual bonds, rather than ETFs, once the Fund reaches $500,000,000 in assets the Sub-Advisor’s fee will be at an annual rate of 0.060% on assets up to $500,000,000 and 0.055% on assets in excess of $500,000,000, calculated daily and payable monthly as a percentage of the Fund’s daily net assets.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended May 31, 2023 were as follows:

Purchases	Sales
$1,742,333	$1,701,796

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended May 31, 2023 were as follows:

Purchases	Sales	Realized Gains (Losses)
$1,590,891	$1,575,807	$(44,833)
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions during six months ended May 31, 2023 and the period ended November 30, 2022 were as follows:

	Six months ended May 31, 2023	Period ended November 30, 2022
Distributions paid from:
Ordinary income	$7,384	$35,744

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

As of May 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$7,009
Accumulated net realized gain (loss) on investments	(221,584)
Net unrealized appreciation (depreciation) on investments	(3,279)
$(217,854)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,096,981	$15,844	$(19,123)	$(3,279)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of at least 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Shares of beneficial interest transactions for the Fund were:

	Six months Ended May 31, 2023	Period ended November 30, 2022
Shares sold	75,000	225,000
Shares redeemed	(75,000)	(175,000)
Net increase (decrease)	—	50,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The Fund seeks to achieve its investment objective by investing in a combination of exchange-traded funds (“ETFs”) focusing on fixed-income investments (“Underlying Bond Funds”) and futures contracts on 10-year U.S. Treasury notes (“10-Year Treasury Futures”). The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Bond Funds.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Other Investment Company Securities Risk. When the Fund invests in Underlying Bond Funds, it is subject to the risks associated with those investment companies, (such as the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector). The Fund may be affected by losses of the Underlying Bond Funds and the level of risk arising from the investment practices of the Underlying Bond Funds (such as the use of derivative transactions by the Underlying Bond Funds). The ability of the Fund to meet its investment objective is affected by the ability of

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

the Underlying Bond Funds to meet their investment objectives. The Fund has no control over the investments and related risks taken by the Underlying Bond Funds in which it invests. Underlying Bond Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Bond Funds, in addition to Fund expenses.

Fixed-Income Securities Risk. While fixed-income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed-income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

•Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

•Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

•Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

•Duration Risk. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•Prepayment Risk. Underlying Bond Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

•Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund or an Underlying Bond Fund may invest its assets in lower-yielding

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund or any Underlying Bond Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

Derivatives Risk. The Fund will use derivative instruments such as futures contracts and the Underlying Bond Funds may use derivative instruments such as swaps, foreign currency exchange forward contracts, futures contracts and options on futures contracts. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. If the Fund or Underlying Bond Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. In utilizing certain derivatives, a fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Bond Fund and the Fund.

Risk of Investing in Futures. The Fund will and the Underlying Bond Funds may invest in futures contracts. Futures contracts can be highly volatile and using futures can increase the volatility of a fund’s net asset value NAV and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the fund, and the potential loss from futures can exceed the fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the futures contract positions held by the Fund or an Underlying Bond Fund at any time. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund or an Underlying Bond Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the initial investment of the Fund or Underlying Bond Fund in such contracts. The use of derivatives by the Fund and Underlying Bond Funds may magnify losses for the Fund and the Underlying Bond Funds.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Mortgage-Related Securities Risk. The Underlying Bond Funds may buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.

ETF Structure Risk. The Fund and the Underlying Bond Funds are structured as ETFs and as a result are each subject to special risks. These risks may be magnified because they apply to the Fund and each Underlying Bond Fund the Fund holds. Such risks include:

•Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

•National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to an ETF’s NAV that may be greater than those experienced by other ETFs.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Vident Investment Advisory, LLC is the Fund’s current Sub-Advisor. Vident Advisory, LLC (“VA”), an affiliate of VIA, was formed in 2016 and commenced operations and registered with the U.S. Securities and Exchange Commission as an investment advisor in 2019. Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC (“VA Holdings”), a subsidiary of MM VAM, LLC is expected to acquire VA (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction is expected to close on or around June 30, 2023 (the “Closing Date”). As of the Closing Date, Mr. Crawford controls VA through VA Holdings. Under the 1940 Act, the Transaction will result in a change of control of the Sub-Advisor, which in turn will result in the assignment and termination of the investment Sub-Advisory Agreement between the Trust, the Advisor and the Sub-Advisor (the “Former Sub-Advisory Agreement”). To avoid a lapse in sub-advisory services to the Fund, the Sub-Advisor and the

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedMay 31, 2023 (unaudited)

Trust entered into the Interim Agreement, pursuant to the requirements of Section 15(f) and Rule 15a-4 of the 1940 Act, prior to the Transaction. Pursuant to the Interim Agreement the Sub-Advisor will continue to provide sub-advisory services to the Fund under the Interim Agreement until the earlier of: (i) the date on which the Fund’s shareholders approve a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”); or (ii) 150 days from the date of the termination of the Former Sub-Advisory Agreement. The New Sub-Advisory Agreement, if approved by shareholders, will replace the Interim Agreement.

It is expected that the Fund’s shareholders will be asked to vote on a New Sub-Advisory Agreement at a shareholders’ meeting to be held in September 2023. Prior to that time, shareholders will be mailed proxy materials that explain in detail the Transaction, the terms of the New Sub-Advisory Agreement, and will provide information on how shareholders can vote their shares.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, December 1, 2022 and held for the six months ended May 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 5/31/23*
Kingsbarn Tactical Bond ETF	$1,000.00	$1,028.97	0.95%	$4.81
Hypothetical**	$1,000.00	$1,020.19	0.95%	$4.78

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Kingsbarn Capital Management, LLC
1645 Village Center Circle, Suite 200
Las Vegas, Nevada 89134

Investment Sub-Advisor:

Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

1(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: August 8, 2023

* Print the name and title of each signing officer under his or her signature.